LEASES (Schedule of Maturities of Lease Liabilities) (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Leases [Abstract]
2023	$ 3,799
2024	2,774
2025	2,290
2026	2,101
2027 and thereafter	8,819
Total operating lease payments	19,783
Less: imputed interest	2,851
Present value of lease liability	$ 16,932